Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 60,847	$ 212,608	$ 861,474
Due from Sponsor	3,000	1,500
Prepaid expenses and other assets	22,494	61,530	388,666
Total Current Assets	86,341	275,638	1,250,140
Trust Account receivable	16,824	887,555
Cash and investments held in Trust Account	49,179,344	313,913,217	309,450,720
TOTAL ASSETS	49,282,509	314,188,855	310,700,860
Current liabilities
Accounts payable and accrued expenses	7,162,387	5,440,933	1,024,627
Related party advances	575,000
Total Current Liabilities	7,737,387	5,440,933	1,024,627
Warrant liabilities	1,315,283	164,410	8,299,434
Deferred underwriting fee payable	10,830,775	10,830,775	10,830,775
Total Liabilities	19,883,445	16,436,118	20,154,836
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 4,646,574 and 30,945,072 shares at a redemption value of $10.46 and $10.14 per share at September 30, 2023 and December 31, 2022, respectively	49,196,168	313,913,217	309,450,720
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding at September 30, 2023 and December 31, 2022
Additional paid-in capital	0	0
Accumulated deficit	(19,797,878)	(16,161,254)	(18,905,470)
Total Shareholders' Deficit	(19,797,104)	(16,160,480)	(18,904,696)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	49,282,509	314,188,855	310,700,860
Class A ordinary shares [Member]
Current liabilities
Class A ordinary shares subject to possible redemption; 4,646,574 and 30,945,072 shares at a redemption value of $10.46 and $10.14 per share at September 30, 2023 and December 31, 2022, respectively	49,196,168	313,913,217	309,450,720
Shareholders' Deficit
Common stock value	0	0
Class B ordinary shares [Member]
Shareholders' Deficit
Common stock value	$ 774	$ 774	$ 774